                            OppenheimerFunds, Inc.
                          Two World Financial Center
                              225 Liberty Street
                              New York, NY 10281

February 18, 2005

VIA EDGAR
---------
U.S. Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

     Re:    Oppenheimer Dividend Growth Fund
            EDGAR Filing of Initial Registration Statement

Dear Madam/Sir:

      An electronic  (EDGAR) filing is hereby made under the Securities Act of
1933 (the "1933 Act") and the Investment  Company Act of 1940 (the "1940 Act")
on behalf of  Oppenheimer  Dividend  Growth  Fund (the  "Fund").  This  filing
consists  of  the  documents  comprising   Registrant's  initial  registration
statement on Form N-1A ("Registration Statement").

      Pursuant to 1940 Act Release No. IC-13768  (February 14, 1984), the Fund
requests  selective review of this Registration  Statement.  The Fund believes
that  selective   review  is  proper  because:   (1)  it  employs   investment
objectives,  policies and techniques  that are similar to those of other funds in the OppenheimerFunds  complex; and (2) its Registration  Statement contains disclosure that is not substantially  different than the disclosure  contained in one or more prior filings by funds in the OppenheimerFunds complex.

      For purposes of this selective review,  the Fund has described:  (1) any material  changes from a recent filing by Oppenheimer  Limited Term California
Municipal Fund (Reg. No. 333-101878:  811-21268) the same kind by the complex;
(2)  any  problem  areas  that  warrant  particular  attention;  (3)  any  new investment  techniques,  products  or methods of  distribution  covered by the filing; and (4) the identity of any prior filings,  or portions thereof,  that
Registrant  considers  similar to, or intends as  precedent  for,  the current filing.

Similarity to Prior Filings

      Except as set forth  below,  the Fund is  substantially  similar  in all material respects to Oppenheimer Limited Term California  Municipal Fund (Reg.
Nos.  333-111230 and 811-21474)  ("Limited Term California  Municipal  Fund").
Limited  Term  California   Municipal  Fund  filed  its  initial  Registration
Statement on Form N-1A on December 15, 2003.

          Except  as noted  below,  the  Staff  has  reviewed  the  disclosure contained in the Registration  Statement of Limited Term California  Municipal
Fund and  other  funds in the  OppenheimerFunds  complex  that are  materially similar to relevant portions of the Fund's disclosure.

Difference Between the Fund and Oppenheimer Limited Term California  Municipal
Fund

1.    Investment  Objective,  Policies and  Restrictions.  The  investment objective,  policies and restrictions of the Fund are different than
      those  of  the  Limited  Term  California   Municipal  Fund,   those
      differences  are  detailed  in  the   accompanying   Prospectus  and
      Statement of Additional Information ("SAI").

2.    Pricing Structure.  This Registration  Statement includes Class A, Class
      B and Class C only.

3.    Sales  Loads and  Management  Fees.  The  maximum  Class A front-end sales load is 5.75%.

         Terms of the  Fund's  Class B shares are  similar  to  Limited  Term
California  Municipal  Fund's  Class B shares  except that the Fund's Class B contingent  deferred sales charge ("CDSC")  gradually  declines from 5% to 1%
in  years  one  through  six and is  eliminated  after  that.  Class B shares automatically convert into Class A shares six years following purchase.

          Class C shares are sold at net asset value  without an initial sales charge.  However,  if Class C shares are  redeemed  within 12 months  from the date of purchase,  a 1% contingent deferred sales charge will be deducted from the  redemption  proceeds.  The  Fund  (unlike  the  Limited  Term  California
Municipal Fund) does not offer Class N or Y shares.

      The  investment  management  fee schedule is for the Fund:  0.65% of the first  $200  million of average  annual  net  assets,  0.625% of the next $200 million,  0.60% of the next $200  million,  0.575%  of the next $200  million,
0.55% of the next $200  million  and 0.50% of  average  annual  net  assets in excess of $1 billion.

      4.  12b-1  Plans.  The  Class A Rule  12b-1  Plan  attached  as  Exhibit
23(m)(i)   to  the   Fund's   Registration   Statement   on  Form  N-1A  is  a
reimbursement-style  12b-1  Plan.  The  Class  B  and  Class  C  12b-1  Plans,
attached as  Exhibits  23(m),  (ii) and (iii),  are  compensation-style  12b-1 plans.  The service fee in the Class A Rule 12b-1 Plan is 0.25% of the average annual  net asset  value of Class A shares.  The  service  fee for Class B and
Class C shares is also 0.25% of the  average  annual  net asset  value of such shares.  The Class B and Class C Plans also assess an asset-based sales charge of 0.75% of the  average  annual  net asset  value.  For  Class B shares  this charge applies to shares outstanding for six years or less.

5.    Advisory  Agreement.  The Fund's  Registration  Statement  reflects that
OppenheimerFunds,  Inc. is the adviser  for the Fund with  responsibility  for
the  day-to-day  management  of  its  investments.   The  Investment  Advisory
Agreement is contained in Exhibit 22(d).

6.    Officers  and  Trustees.  The  Officers  and  Trustees  of the  Fund are
virtually  identical to those of other Board IV funds in the  OppenheimerFunds complex, with the exception of the portfolio managers of those funds.

7.    Non-Material  Differences.  The Fund's  Registration  Statement contains various  nonmaterial  disclosures  that  differ  from  those of  Limited  Term
California  Municipal Fund. For example,  the Registration  Statement contains updated information on the number and identity of the Oppenheimer funds.

      8.      Part  C.  All  Exhibits   included  in  Part  C  of  the  Fund's
Registration  Statement  are  similar  in all  material  respects  to those of
Limited Term California  Municipal Fund,  except that they may contain updated information.

      9.      Other Matters.  An audited Statement of Assets and Liabilities of the Fund, the consent of the Fund's independent auditors, and the Opinion of Counsel are not included in the Registration Statement, but will be added by Pre-Effective Amendment. It is anticipated that at the time of the filing of the Fund's Pre-Effective Amendment, the Fund will request acceleration of the effective date of its Registration Statement to a date on or about May 3,
2005.

      10.         Updated Prospectus and SAI Disclosure.  The Fund's
prospectus and SAI have been updated to reflect recent SEC rule changes.

          The SEC Staff is requested to address any comments on this filing to the undersigned at
(212) 323-0560.

                                          Sincerely,

                                          /s/ Lisa I. Bloomberg
                                          -------------------
                                          Lisa I. Bloomberg
                                          Vice President &
                                          Associate Counsel

cc:  Board IV Board of Trustees
     Mark Corns
     Ronald M. Feiman, Esq.
     Vincent DiStefano, Esq. (SEC)
     Dennis Hess
     Scott Huebl
     Gloria LaFond
     Pankaj Naik
     Heather Nash
     Steve McCandless
     Brian Peterson
     Richard Pfordte, Esq. (SEC)
     Brian Wixted
     Robert G. Zack, Esq.